SUBSEQUENT EVENTS (Details) CAD in Millions, $ in Millions						3 Months Ended		6 Months Ended
	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CAD	Jul. 13, 2017 USD ($)	Jul. 13, 2017 USD ($)	Jul. 07, 2017 USD ($) tranche	Jun. 30, 2017 CAD	Jun. 30, 2016 CAD	Jun. 30, 2017 CAD	Jun. 30, 2016 CAD	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD	Dec. 31, 2016 CAD
SUBSEQUENT EVENTS
Assets | CAD											CAD 169,036	CAD 85,832
Liabilities | CAD											96,394	CAD 60,477
Aggregate cash consideration paid to consenting note holders | CAD						CAD 2,612	CAD 423	CAD 3,112	CAD 423
Sabal Trail Transmission LLC
SUBSEQUENT EVENTS
Assets										$ 3,100	4,000
Liabilities										$ 140	CAD 182
Subsequent Event | Disposed of by sale, not discontinued operations | Olympic Pipeline
SUBSEQUENT EVENTS
Cash proceeds from sale of interest	$ 160	CAD 213
Subsequent Event | Senior unsecured notes, issued July 2017
SUBSEQUENT EVENTS
Face amount of notes issued					$ 1,400
Number of tranches | tranche					2
Subsequent Event | Senior unsecured notes issued July 2017, maturing in five years
SUBSEQUENT EVENTS
Face amount of notes issued					$ 700
Interest rate (as a percent)					2.90%
Maturity period of debt					5 years
Subsequent Event | Senior unsecured notes issued July 2017, maturing in ten years
SUBSEQUENT EVENTS
Face amount of notes issued					$ 700
Interest rate (as a percent)					3.70%
Maturity period of debt					10 years
Subsequent Event | Fixed-to-floating rate subordinated notes
SUBSEQUENT EVENTS
Face amount of notes issued			$ 1,000	$ 1,000
Interest rate (as a percent)			5.50%	5.50%
Initial period of fixed interest rate				10 years
Maturity period of debt				60 years
Period until callable				10 years
Subsequent Event | Spectra Capital's senior unsecured notes
SUBSEQUENT EVENTS
Aggregate cash consideration paid to consenting note holders			$ 1,200
Subsequent Event | Spectra Capital's senior unsecured notes due 2019 | Spectra Energy Capital, LLC
SUBSEQUENT EVENTS
Interest rate (as a percent)					8.00%
Principal amount tendered and accepted					$ 267
Aggregate cash consideration paid to consenting note holders					$ 310
Subsequent Event | Spectra Capital's senior unsecured notes with various maturities | Spectra Energy Capital, LLC
SUBSEQUENT EVENTS
Principal amount tendered and accepted			$ 761	$ 761
Aggregate cash consideration paid to consenting note holders				$ 857
Subsequent Event | Spectra Capital's senior unsecured notes with various maturities | Spectra Energy Capital, LLC | Minimum
SUBSEQUENT EVENTS
Interest rate (as a percent)			3.30%	3.30%
Maturity period of debt				1 year
Subsequent Event | Spectra Capital's senior unsecured notes with various maturities | Spectra Energy Capital, LLC | Maximum
SUBSEQUENT EVENTS
Interest rate (as a percent)			7.50%	7.50%
Maturity period of debt				21 years